Income Taxes - Schedule of Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Taxes [Line Items]
Total income (loss) before income taxes	$ (1,805,508)	$ 485,647	$ 1,135,443
Cayman Islands [Member]
Schedule of Income Taxes [Line Items]
Total income (loss) before income taxes	(1,480,161)	(266,511)
Canada [Member]
Schedule of Income Taxes [Line Items]
Total income (loss) before income taxes	(986,054)	752,158
Hong Kong [Member]
Schedule of Income Taxes [Line Items]
Total income (loss) before income taxes	672,926
Other jurisdictions [Member]
Schedule of Income Taxes [Line Items]
Total income (loss) before income taxes	$ (12,219)